Capital and reserves	9 Months Ended
Sep. 30, 2022
Capital and Reserves [Abstract]
Capital and reserves
10. Capital and reserves

In April 2022, the Company completed a reduction of its share capital, as contemplated in the registration statement for the Company’s initial public offering, whereby (i) the whole of the amount standing to the credit of the Company’s share premium account was cancelled and (ii) 23,702,856,974 ordinary shares and 457,338,326 non-voting ordinary shares (which were issued by way of a bonus issue on April 25, 2022 for the purpose of capitalising the Company’s merger reserve) were cancelled. The distributable reserves created by the reduction of capital amounted to £261.4 million.

In July 2022, the Company issued and sold 2,000,000 ADSs of nominal value £0.002 each and 1,733,333 non-voting ordinary shares of nominal value £0.002 each (the “PIPE Securities”), to certain institutional accredited investors (the “Investors”) at a purchase price of $37.50 per ordinary share as a private investment in public equity (“PIPE”) pursuant to a securities purchase agreement with such Investors dated July 15, 2022, generating gross proceeds of £116,812,000 ($140,000,000) before deducting offering expenses payable by the Company of £388,000.

The Condensed Consolidated Statement of Changes in Equity shows the impact of the capital reduction and the PIPE. The table below shows the movement in the number of issued shares during the nine months ended September 30, 2022.

	Ordinary Shares	Deferred Shares
At January 1, 2022	43,862,850	5,793,501
New shares issued for cash	3,733,333	—
Exercise of share options	308,776	—
At September 30, 2022	47,904,959	5,793,501